Supplemental Guarantor Information (Condensed Consolidating Statement of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			$ (200.0)	$ (99.4)
Cash Provided by (Used in) Operating Activities, Discontinued Operations			(6.2)	0.3
Net cash used by operating activities			(206.2)	(99.1)
Cash flow from investing activities
Proceeds from maturities of investments			107.1	72.7
Proceeds from sale of foreign currency option contract			42.6	0.0
Payments for purchases of investments			(85.9)	(74.0)
Proceeds from sale of assets			0.4	5.5
Capital expenditures			(11.3)	(24.7)
Restricted cash, net			(1,768.1)	0.0
Increase in certain other assets			(9.3)	(2.6)
Capital contributions and loans paid			0.0	0.0
Proceeds from intercompany loans			0.0	0.0
Net cash (used) provided by investing activities - continuing operations			(1,724.5)	(82.5)
Net cash provided by investing activities - discontinued operations			365.1	(0.7)
Net cash (used) provided by investing activities			(1,359.4)	(83.2)
Cash flow from financing activities
Dividends paid	$ (19.2)	$ (18.9)	(38.0)	(37.8)
Debt issuance costs	(10.4)		(11.2)	(0.7)
Restricted cash, net			(54.9)	0.0
Revolving credit facility borrowings (repayments), net			142.0	(68.0)
Other debt borrowings			1,807.0	271.2
Other debt repayments			(256.2)	(42.3)
Distributions to noncontrolling interest holders			(2.0)	0.0
Excess tax benefits from share-based compensation			0.2	0.2
Issuance of common shares			0.0	2.8
Repurchase of common shares			(2.0)	(2.8)
Capital contributions received and loans incurred			0.0	0.0
Payments on intercompany loans			0.0	0.0
Net cash provided (used) by financing activities			1,584.9	122.6
Effect of exchange rate changes on cash			4.1	(17.8)
Increase (decrease) in cash and cash equivalents			23.4	(77.5)
Add: Cash overdraft included in assets held for sale at beginning of period			(1.5)	(4.1)
Less: Cash overdraft included in assets held for sale at end of period	0.0	(4.4)	0.0	(4.4)
Cash and cash equivalents at the beginning of the period			313.6	326.1
Cash and cash equivalents at the end of the period	335.5	248.9	335.5	248.9
Parent Company [Member]
Net cash used by operating activities			(152.3)	(33.3)
Cash flow from investing activities
Proceeds from maturities of investments			0.0	(0.4)
Proceeds from sale of foreign currency option contract			42.6
Payments for purchases of investments			0.0	0.0
Proceeds from sale of assets			0.0	0.0
Capital expenditures			(3.1)	(19.2)
Restricted cash, net			(1,768.1)
Increase in certain other assets			(13.2)	(0.5)
Capital contributions and loans paid			(90.1)	(116.7)
Proceeds from intercompany loans			74.7	86.1
Net cash (used) provided by investing activities - continuing operations			(1,757.2)	(50.7)
Net cash provided by investing activities - discontinued operations			365.1	(0.7)
Net cash (used) provided by investing activities			(1,392.1)	(51.4)
Cash flow from financing activities
Dividends paid			(38.0)	(37.8)
Debt issuance costs			(11.2)	(0.7)
Restricted cash, net			(54.9)
Revolving credit facility borrowings (repayments), net			142.0	(90.0)
Other debt borrowings			1,781.1	230.0
Other debt repayments			(230.8)	0.0
Distributions to noncontrolling interest holders			0.0	0.0
Excess tax benefits from share-based compensation			0.2	0.2
Issuance of common shares			0.0	2.8
Repurchase of common shares			(2.0)	(2.8)
Capital contributions received and loans incurred			0.0	0.0
Payments on intercompany loans			0.0	0.0
Net cash provided (used) by financing activities			1,586.4	101.7
Effect of exchange rate changes on cash			0.0	0.0
Increase (decrease) in cash and cash equivalents			42.0	17.0
Add: Cash overdraft included in assets held for sale at beginning of period			(1.5)	(4.1)
Less: Cash overdraft included in assets held for sale at end of period	0.0	(4.4)	0.0	(4.4)
Cash and cash equivalents at the beginning of the period			20.3	14.7
Cash and cash equivalents at the end of the period	60.8	32.0	60.8	32.0
Guarantor Subsidiaries [Member]
Net cash used by operating activities			(27.6)	(34.8)
Cash flow from investing activities
Proceeds from maturities of investments			0.0	0.0
Proceeds from sale of foreign currency option contract			0.0
Payments for purchases of investments			0.0	0.0
Proceeds from sale of assets			0.0	3.5
Capital expenditures			(0.4)	(5.7)
Restricted cash, net			0.0
Increase in certain other assets			(3.0)	(3.1)
Capital contributions and loans paid			0.0	0.0
Proceeds from intercompany loans			0.0	0.0
Net cash (used) provided by investing activities - continuing operations			(3.4)	(5.3)
Net cash provided by investing activities - discontinued operations			0.0	0.0
Net cash (used) provided by investing activities			(3.4)	(5.3)
Cash flow from financing activities
Dividends paid			0.0	0.0
Debt issuance costs			0.0	0.0
Restricted cash, net			0.0
Revolving credit facility borrowings (repayments), net			0.0	0.0
Other debt borrowings			0.0	0.0
Other debt repayments			(0.5)	(0.6)
Distributions to noncontrolling interest holders			0.0	0.0
Excess tax benefits from share-based compensation			0.0	0.0
Issuance of common shares			0.0	0.0
Repurchase of common shares			0.0	0.0
Capital contributions received and loans incurred			77.8	109.8
Payments on intercompany loans			(51.5)	(69.0)
Net cash provided (used) by financing activities			25.8	40.2
Effect of exchange rate changes on cash			0.0	0.0
Increase (decrease) in cash and cash equivalents			(5.2)	0.1
Add: Cash overdraft included in assets held for sale at beginning of period			0.0	0.0
Less: Cash overdraft included in assets held for sale at end of period	0.0	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the period			7.9	2.5
Cash and cash equivalents at the end of the period	2.7	2.6	2.7	2.6
Non-Guarantor Subsidiaries [Member]
Net cash used by operating activities			(26.3)	(31.0)
Cash flow from investing activities
Proceeds from maturities of investments			107.1	73.1
Proceeds from sale of foreign currency option contract			0.0
Payments for purchases of investments			(85.9)	(74.0)
Proceeds from sale of assets			0.4	2.0
Capital expenditures			(7.8)	0.2
Restricted cash, net			0.0
Increase in certain other assets			6.9	1.0
Capital contributions and loans paid			0.0	0.0
Proceeds from intercompany loans			0.0	0.0
Net cash (used) provided by investing activities - continuing operations			20.7	(57.1)
Net cash provided by investing activities - discontinued operations			0.0	0.0
Net cash (used) provided by investing activities			20.7	(57.1)
Cash flow from financing activities
Dividends paid			0.0	0.0
Debt issuance costs			0.0	0.0
Restricted cash, net			0.0
Revolving credit facility borrowings (repayments), net			0.0	22.0
Other debt borrowings			25.9	41.2
Other debt repayments			(24.9)	(41.7)
Distributions to noncontrolling interest holders			(2.0)	0.0
Excess tax benefits from share-based compensation			0.0	0.0
Issuance of common shares			0.0	0.0
Repurchase of common shares			0.0	0.0
Capital contributions received and loans incurred			12.3	6.9
Payments on intercompany loans			(23.2)	(17.1)
Net cash provided (used) by financing activities			(11.9)	11.3
Effect of exchange rate changes on cash			4.1	(17.8)
Increase (decrease) in cash and cash equivalents			(13.4)	(94.6)
Add: Cash overdraft included in assets held for sale at beginning of period			0.0	0.0
Less: Cash overdraft included in assets held for sale at end of period	0.0	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the period			285.4	308.9
Cash and cash equivalents at the end of the period	272.0	214.3	272.0	214.3
Reclassifications And Eliminations [Member]
Net cash used by operating activities			0.0	0.0
Cash flow from investing activities
Proceeds from maturities of investments			0.0	0.0
Proceeds from sale of foreign currency option contract			0.0
Payments for purchases of investments			0.0	0.0
Proceeds from sale of assets			0.0	0.0
Capital expenditures			0.0	0.0
Restricted cash, net			0.0
Increase in certain other assets			0.0	0.0
Capital contributions and loans paid			90.1	116.7
Proceeds from intercompany loans			(74.7)	(86.1)
Net cash (used) provided by investing activities - continuing operations			15.4	30.6
Net cash provided by investing activities - discontinued operations			0.0	0.0
Net cash (used) provided by investing activities			15.4	30.6
Cash flow from financing activities
Dividends paid			0.0	0.0
Debt issuance costs			0.0	0.0
Restricted cash, net			0.0
Revolving credit facility borrowings (repayments), net			0.0	0.0
Other debt borrowings			0.0	0.0
Other debt repayments			0.0	0.0
Distributions to noncontrolling interest holders			0.0	0.0
Excess tax benefits from share-based compensation			0.0	0.0
Issuance of common shares			0.0	0.0
Repurchase of common shares			0.0	0.0
Capital contributions received and loans incurred			(90.1)	(116.7)
Payments on intercompany loans			74.7	86.1
Net cash provided (used) by financing activities			(15.4)	(30.6)
Effect of exchange rate changes on cash			0.0	0.0
Increase (decrease) in cash and cash equivalents			0.0	0.0
Add: Cash overdraft included in assets held for sale at beginning of period			0.0	0.0
Less: Cash overdraft included in assets held for sale at end of period	0.0	0.0	0.0	0.0
Cash and cash equivalents at the beginning of the period			0.0	0.0
Cash and cash equivalents at the end of the period	$ 0.0	$ 0.0	$ 0.0	$ 0.0